Commitments, Concessions and Contingent Liabilities (Narratives) (Details) ₪ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022 ILS (₪)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2019 ILS (₪)	Mar. 31, 2019 USD ($)
Capital commitments [abstract]
Contractual commitments for acquisition of raw materials and energy						$ 2,000.0
Contingent consideration transferred on ownership			$ 2,540.0
Concession percentage on total consideration		95.00%	95.00%
Concession percentage on remaining consideration		5.00%	5.00%
Average rate of future concessionaire profit		50.00%	50.00%
Contractual commitments for acquisition of property, plant and equipment						725.0
Project cost to be paid throughout construction and operation period			$ 100.0
Expected extension of operation period		25 years	25 years
Total amount of new natural gas agreement with Energean				$ 2,000.0
Years of supply of natural gas				15 years
Rotem's existing obligations to rehabilitate its mining and plants areas			$ 16.0
Amount of alleged damages for dialogue meeting to be held before pursuing legal action			$ 15.0
Period of mining of phosphate or until exhaustion of raw material whichever occurs first					25 years
Indemnification payable for directors and officers limit						300.0
DSW rate of royalties payment		5.00%	5.00%
cost of permanent solution exceed limit | ₪		₪ 1,400.0
Royalty rate for production of phosphates		5.00%	5.00%
Total royalties			$ 4.4
Claimed remedies for an application for class action on alleged environmental hazards to Zin stream		₪ 3,000.0				933.0
Remedy relating Aquifer And Bokek Stream restoration application certification claim as class action						94.0	$ 80.0
Amount transferred to NPA | ₪	₪ 5.5
Public compensation - aquifer & Bokek stream restoration		₪ 13,400.0				4,200.0
Company's part in financing of coastline defenses		39.50%	39.50%
Company's part in financing of the salt harvesting project		80.00%	80.00%
Government part in financing of salt harvesting project		20.00%	20.00%
ICL damages lawsuit against IBM						$ 300.0
IBM counterclaim								₪ 170.0	$ 53.0
Percentage of mining royalties		2.10%	2.10%
Royalty payment			$ 1.5
Percentage of natural resources royalties		8.00%	8.00%
Estimated public compensation		₪ 1,400.0	$ 435.0